Expense Example - iShares FTSE NAREIT All Equity REIT Index Fund - iShares FTSE NAREIT All Equity REIT Index Fund	Jan. 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 0
Expense Example, with Redemption, 3 Years	0
Expense Example, with Redemption, 5 Years	0
Expense Example, with Redemption, 10 Years	$ 0